John Hancock
Infrastructure Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 97.4%		$548,760,045
(Cost $469,077,360)
Brazil 3.3%		18,702,668
Cia de Saneamento Basico do Estado de Sao Paulo	1,175,000	18,702,668
Canada 6.8%		38,409,223
Alimentation Couche-Tard, Inc.	93,234	5,463,182
Canadian National Railway Company	161,117	19,986,681
Pembina Pipeline Corp.	376,230	12,959,360
China 1.9%		10,663,709
China Longyuan Power Group Corp., Ltd., H Shares	5,183,068	3,126,484
Shanghai International Airport Company, Ltd., Class A (A)	1,632,500	7,537,225
France 8.8%		49,510,669
Engie SA	1,416,966	22,632,449
Vinci SA	212,775	26,878,220
Germany 2.5%		14,018,553
RWE AG	379,643	14,018,553
Hong Kong 1.9%		10,750,335
CK Hutchison Holdings, Ltd.	2,081,454	10,750,335
Italy 3.2%		17,977,801
Enel SpA	2,634,737	17,977,801
Japan 8.5%		47,943,135
KDDI Corp.	557,200	18,462,842
Nippon Telegraph & Telephone Corp.	15,656,475	19,660,683
The Kansai Electric Power Company, Inc.	719,800	9,819,610
South Korea 3.5%		19,874,171
KT Corp.	50,119	1,327,552
SK Telecom Company, Ltd.	493,279	18,546,619
Spain 6.9%		38,842,779
Aena SME SA (B)	122,154	21,609,919
Iberdrola SA	1,406,467	16,935,208
Iberdrola SA, Rights Offering (A)	24,720	297,652
United Kingdom 3.5%		19,745,345
National Grid PLC	1,482,483	19,745,345
United States 46.6%		262,321,657
American Electric Power Company, Inc.	217,406	16,988,105
American Tower Corp.	90,971	17,798,476
Atmos Energy Corp.	160,826	18,324,514
Berkshire Hathaway, Inc., Class B (A)	45,404	17,423,331
Constellation Energy Corp.	98,696	12,040,912
Dominion Energy, Inc.	323,051	14,769,892
Duke Energy Corp.	171,505	16,435,324
Edison International	269,968	18,217,441
Exelon Corp.	453,940	15,801,651
FirstEnergy Corp.	330,758	12,132,203
ONEOK, Inc.	102,041	6,964,298
Public Service Enterprise Group, Inc.	163,195	9,463,678
Sempra	264,537	18,930,268
Sun Communities, Inc.	118,665	14,874,658
2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Targa Resources Corp.	242,246	$20,581,220
The Williams Companies, Inc.	519,860	18,018,348
Vistra Corp.	330,425	13,557,338

	Par value^	Value
Short-term investments 3.1%		$17,500,000
(Cost $17,500,000)
Repurchase agreement 3.1%		17,500,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-24 at 5.300% to be repurchased at $17,502,576 on 2-1-24, collateralized by $26,574,800 U.S. Treasury Bonds, 2.000% - 3.375% due 8-15-42 to 5-15-51 (valued at $17,850,002)	17,500,000	17,500,000

Total investments (Cost $486,577,360) 100.5%	$566,260,045
Other assets and liabilities, net (0.5%)	(2,835,255)
Total net assets 100.0%	$563,424,790

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Utilities	51.5%
Industrials	15.3%
Energy	10.4%
Communication services	10.3%
Real estate	5.8%
Financials	3.1%
Consumer staples	1.0%
Short-term investments and other	2.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor.  Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$18,702,668	$18,702,668	—	—
Canada	38,409,223	38,409,223	—	—
China	10,663,709	—	$10,663,709	—
France	49,510,669	—	49,510,669	—
Germany	14,018,553	—	14,018,553	—
Hong Kong	10,750,335	—	10,750,335	—
Italy	17,977,801	—	17,977,801	—
Japan	47,943,135	—	47,943,135	—
South Korea	19,874,171	—	19,874,171	—
Spain	38,842,779	—	38,842,779	—
United Kingdom	19,745,345	—	19,745,345	—
United States	262,321,657	262,321,657	—	—
Short-term investments	17,500,000	—	17,500,000	—
Total investments in securities	$566,260,045	$319,433,548	$246,826,497	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$14,284,000	$(14,283,572)	$(428)	—	$1,727	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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